Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of reconciliation of numerator (net loss) and the denominator (weighted average number of shares) used in the basic and diluted net loss per share calculations

The following table sets forth the computation of the Company’s basic net income (loss) per share to common stockholders for the three months ended March 31, 2022 and 2021.

	Three Months Ended March 31,
(in thousands, except share data)	2022	2021
Net income (loss) attributable to TOI	$19,286	$(996)
Less: Net income attributable to participating securities, basic	3,519	—
Net income (loss) attributable to common stockholders, basic	$15,767	$(996)
Weighted average common shares outstanding, basic	73,252,365	62,853,419
Net income (loss) per share attributable to common stockholders, basic	$0.22	$(0.02)

The following table sets forth the computation of the Company’s diluted net income (loss) per share to common stockholders for the three months ended March 31, 2022 and 2021.

	Three Months Ended March 31,
(in thousands, except share data)	2022	2021
Net income (loss) attributable to TOI	$19,286	$(996)
Less: Net income attributable to participating securities, diluted	3,405	—
Net income (loss) attributable to common stockholders, diluted	$15,881	$(996)
Weighted average shares outstanding, diluted	76,247,966	62,853,419
Net income (loss) per share attributable to common stockholders, diluted	$0.21	$(0.02)

The following table sets forth the computation of the Company’s basic and diluted net loss per share to common stockholders for the years ended December 31, 2021 and 2020.

	Year Ended December 31,
	2021	2020
Net loss attributable to TOI (in thousands)	$(10,927)	$(14,322)
Basic and diluted weighted average shares outstanding	66,230,606	59,117,723
Basic and diluted net loss per share attributable to TOI	$(0.16)	$(0.24)

Summary of potentially dilutive outstanding securities which were excluded from computation of diluted net loss per share because their effect would have been anti-dilutive

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended March 31,
	2022	2021
Stock options	4,609,124	8,706,158
RSUs	1,991,728	1,390,839
Earnout Shares	1,560,857	—
Public Warrants	5,749,986	—
Private Warrants	3,177,542	—

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31
	2021	2020
Stock options	6,921,180	8,683,952
RSUs	1,291,492	1,390,839
Earnout Shares	1,602,435	—
Public Warrants	5,749,986	—
Private Warrants	3,177,542	—